CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net loss	¥ (120,087)	$ (18,846)	¥ (80,565)	¥ (101,621)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,910	614	3,096	2,664
Share of net loss (gain) in equity method investments	(132)	(21)	13	(190)
Bad debt expenses	1,897	298	1,203	285
Losses on disposal of land use rights and property and equipment	5	1	51	4
Gain from fair value change in Anpai equity investment	(3,240)	(508)
Foreign exchange loss, net				4,133
Issuance shares for service			2,706
Share-based compensation	34,167	5,362	17,762	32,855
Loss on change in fair value of convertible loan	9,073	1,424	532	5,296
Gain on settlement of convertible loan			(7,162)
Inventory provision			36	304
Impairment of long-term investment	0		1,430	1,320
Deferred tax benefits	(1,180)	(185)	(88)	(88)
Impairment of intangble assets	3,828	601
Impairment of goodwill	2,223	349
Forgiveness Of PPP Loan	(905)	(142)
Changes in operating assets and liabilities:
Advances to suppliers	786	123	(4,775)	1,714
Accounts receivable	1,539	242	(7,256)	1,286
Inventories	(180)	(28)	(44)	(555)
Amounts due from related parties	215	34	(219)	(286)
Other current assets	(1,056)	(166)	4,845	(2,875)
Other assets			502	462
Accounts payable	360	56	350	182
Amounts due to related parties	(240)	(38)	128	1,060
Advance from customers	107	17	1,232	(1,863)
Accrued expenses and other current liabilities	(1,875)	(294)	6,825	8,233
Other long-term liabilities	(924)	(145)	519	(920)
Deferred tax liabilities			(88)	(88)
Net cash used in operating activities	(71,709)	(11,252)	(58,967)	(48,600)
Investing activities:
Purchases of property and equipment	(3,899)	(612)	(2,466)	(2,790)
Purchases of intangible assets	(74)	(12)	(26)	(371)
Proceeds from property and equipment			10
Cash acquired from business combination	41	6
Proceeds for short-term investments				20,929
Purchase of short-term investments				(20,929)
Purchase of long-term investments				(300)
Net cash used in investing activities	(3,932)	(618)	(2,482)	(3,461)
Financing activities:
Proceeds from short-term borrowings	38,244	6,001	13,830	24,300
Payment for short-term borrowings	(6,000)	(942)	(20,000)	(18,300)
Repayment of related party loan	6,217	976	(1,072)	(150)
Proceeds from stock options exercised	2,608	409	8
Capital contribution from noncontrolling interest holders			370	610
Proceeds from private placement	42,351	6,646
Payment for convertible loans			(17,261)
Proceeds from issuance of ordinary shares			110,668	47,602
Payment for initial public offering costs			(25,619)	(7,954)
Net cash generated from financing activities	83,420	13,090	60,924	46,108
Effect of exchange rate changes on cash and cash equivalents	(1,544)	(241)	(2,584)	(809)
Net increase (decrease) in cash and cash equivalents	6,235	979	(3,109)	(6,762)
Cash and cash equivalents at beginning of year	3,016	473	6,125	12,887
Cash and cash equivalents at end of year	9,251	1,452	3,016	6,125
Supplemental disclosure of cash flow information:
Interest paid	2,187	343	¥ 2,413	¥ 1,028
Supplemental disclosure of non-cash activities:
Issuance shares for stock option exercised by Dr. Chris Chang Yu	6,125	961
Issuance shares for related party loan to Dr. Chris Chang Yu	6,891	1,081
Noncontrolling interest recognized from a step acquisition	6,880	1,080
Reclassification of other payable to convertible loan	4,534	712
Conversion of convertible loans	¥ 20,110	$ 3,156